INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Financial Information of Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 15, 2022	Dec. 31, 2021
Earnings and Comprehensive Income
Revenue	$ 9,125	$ 11,611
Finance costs and other	(466)	(486)
Income tax expense	413	248
Earnings	1,776	2,971
Statement of financial position [abstract]
Cash and cash equivalents	151	107		$ 43
Non-current assets	29,985	30,125
Other non-current liabilities	83	140
PGI
Earnings and Comprehensive Income
Revenue	1,584	625
Expenses	(547)	(307)
Depreciation and amortization	(356)	(133)
Interest expense	(259)	(94)
Finance costs and other	(8)	5
Income tax expense	(67)	(24)
Earnings	347	72
Net Income Attributable To Pembina	226	49
Statement of financial position [abstract]
Cash and cash equivalents	8	0
Other current assets	521	1,125
Non-current assets	12,342	12,578	$ 6,660
Other current liabilities	39	578
Other non-current liabilities	6,032	5,799
PGI | Current Liabilities
Statement of financial position [abstract]
Trade payables and other	199	257
PGI | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	102	106
Alliance
Earnings and Comprehensive Income
Revenue	885	1,115
Expenses	(330)	(480)
Depreciation and amortization	(151)	(140)
Interest expense	(42)	(21)
Finance costs and other	7	7
Income tax expense	(1)	0
Earnings	368	481
Net Income Attributable To Pembina	109	167
Statement of financial position [abstract]
Cash and cash equivalents	74	95
Other current assets	112	118
Non-current assets	1,532	1,612
Other current liabilities	79	23
Other non-current liabilities	810	832
Alliance | Current Liabilities
Statement of financial position [abstract]
Trade payables and other	51	57
Alliance | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	8	7
Aux Sable
Earnings and Comprehensive Income
Revenue	798	2,283
Expenses	(919)	(2,026)
Depreciation and amortization	(49)	(47)
Interest expense	(1)	(1)
Finance costs and other	0	4
Income tax expense	0	0
Earnings	(171)	213
Net Income Attributable To Pembina	(16)	91
Statement of financial position [abstract]
Cash and cash equivalents	19	16
Other current assets	85	68
Non-current assets	696	725
Other current liabilities	31	4
Other non-current liabilities	123	184
Aux Sable | Current Liabilities
Statement of financial position [abstract]
Trade payables and other	74	65
Aux Sable | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	0	6
Veresen Midstream
Earnings and Comprehensive Income
Revenue		449
Expenses		(151)
Depreciation and amortization		(122)
Interest expense		(58)
Finance costs and other		(2)
Income tax expense		0
Earnings		116
Net Income Attributable To Pembina		51
Percentage of equity interest			45.00%
Statement of financial position [abstract]
Cash and cash equivalents		0
Other current assets		0
Non-current assets		0
Other current liabilities		0
Other non-current liabilities		0
Veresen Midstream | Current Liabilities
Statement of financial position [abstract]
Trade payables and other		0
Veresen Midstream | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other		0
Cedar LNG
Earnings and Comprehensive Income
Revenue	0	0
Expenses	(17)	(1)
Depreciation and amortization	0	0
Interest expense	0	0
Finance costs and other	0	0
Income tax expense	0	0
Earnings	(17)	(1)
Net Income Attributable To Pembina	(9)	0
Statement of financial position [abstract]
Cash and cash equivalents	0	0
Other current assets	0	2
Non-current assets	161	67
Other current liabilities	1	2
Other non-current liabilities	0	0
Cedar LNG | Current Liabilities
Statement of financial position [abstract]
Trade payables and other	64	7
Cedar LNG | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	0	0
Other
Earnings and Comprehensive Income
Revenue	49	56
Expenses	(24)	(41)
Depreciation and amortization	(15)	(16)
Interest expense	(1)	(2)
Finance costs and other	(3)	2
Income tax expense	0	0
Earnings	6	(1)
Net Income Attributable To Pembina	6	3
Statement of financial position [abstract]
Cash and cash equivalents	17	29
Other current assets	5	13
Non-current assets	92	90
Other current liabilities	3	14
Other non-current liabilities	25	28
Other | Current Liabilities
Statement of financial position [abstract]
Trade payables and other	10	56
Other | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	$ 0	$ 0